Commitments and Contingencies (Details) - SPRING VALLEY ACQUISITION CORP - USD ($)		3 Months Ended	12 Months Ended
	Nov. 27, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments And Contingencies
Deferred fee per unit		$ 0.35	$ 0.35
Deferred underwriting fee payable		$ 8,050,000	$ 8,050,000	$ 8,050,000
Aggregate deferred underwriting fee payable			750,000
Costs reimbursed by underwriters		750,000
Registration arrangement consideration		8,050,000
Contingent Fees		$ 0	$ 4,000,000.0	$ 0
Initial Public Offering
Commitments And Contingencies
Aggregate amount of proceeds	$ 230,000,000
Share price per share	$ 10.00
Number of units issued	23,000,000
Anchor investors
Commitments And Contingencies
Share price per share		$ 495	$ 495
Number of units issued		1,980,000
Indirect beneficial interest, shares		142,187	142,187
Anchor investors | Initial Public Offering
Commitments And Contingencies
Number of units issued			1,980,000